Related Party Transactions - Earnings Generated from Participation in The Cool Pool (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Related Party Transaction [Line Items]
Total operating revenues		$ 125,564	$ 53,518
Voyage and charterhire expenses		(10,107)	(15,965)
Due from (to) related party		10,514		$ 14,004
Accounts receivable, gross, current	[1]	27,860		14,980
The Cool Pool
Related Party Transaction [Line Items]
Net income (expenses) from related party transactions		44,461	26,590
Due from (to) related party		10,514		14,004
Accounts receivable, gross, current		10,500		$ 14,000
Non-collaborative Arrangement | The Cool Pool
Related Party Transaction [Line Items]
Voyage and charterhire expenses		(8,600)	(82)
Collaborative Arrangement
Related Party Transaction [Line Items]
Voyage and charterhire expenses		(30,897)	(12,772)
Collaborative Arrangement | The Cool Pool
Related Party Transaction [Line Items]
Voyage and charterhire expenses		(30,897)	(12,772)
Time and Voyage Charter
Related Party Transaction [Line Items]
Total operating revenues		76,433	32,284
Time and Voyage Charter | Non-collaborative Arrangement | The Cool Pool
Related Party Transaction [Line Items]
Total operating revenues		64,605	27,705
Time Charter
Related Party Transaction [Line Items]
Total operating revenues		19,353	11,739
Time Charter | Collaborative Arrangement | The Cool Pool
Related Party Transaction [Line Items]
Total operating revenues		$ 19,353	$ 11,739

[1]	This includes amounts arising from transactions with related parties (see note 16).